Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details)	Mar. 31, 2025
Building [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Electronic equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Electronic equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Office equipment and furniture [Member] | Minimum [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Office equipment and furniture [Member] | Maximum [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Motor vehicles [Member] | Minimum [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Motor vehicles [Member] | Maximum [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Leasehold Improvements [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	The shorter of the lease term and useful life